RELATED PARTIES (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Falcao MS SPE S. A. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	0
Nature of Relationship	Associate
Country	Brasil
Currency	Reales
Transaction descriptions	Capital contribution
Other transaction	$ 23,553	$ 9,664	$ 0
Agricola San Geratdo Spa [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	77.017.167-9
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Other transaction	$ 0	136	0
Agricola Fresno Spa [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	77.470.229-6
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Other transaction	$ 1,509	31,998	7,452
Agricola EL Paque S p A [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	77.209.739-5
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Other transaction		0	1,095
Parque Elico Ovejera Sur SpA [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	76.839.949-2
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Other transaction	$ 222	118	123
TreeCo, Inc. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	0
Nature of Relationship	Joint venture
Country	United States
Currency	U.S. dollar
Transaction descriptions	Issuance of new shares
Other transaction	$ 15,400	0	0
TreeCo, Inc. one [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	0
Nature of Relationship	Joint venture
Country	United States
Currency	U.S. dollar
Transaction descriptions	Capital contribution
Other transaction	$ 9,230	0	0
TreeCo, Inc. two [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	0
Nature of Relationship	Joint venture
Country	United States
Currency	U.S. dollar
Transaction descriptions	Borrowing capitalization
Other transaction	$ 1,770	0	0
E2E SpA. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	76.879.577-0
Nature of Relationship	Joint venture (current subsidiary)
Country	Chile
Currency	Chilean pesos
Transaction descriptions	Capital contribution
Other transaction	$ 5,254	0	7,759
Tecverde Engenharia S.A. [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	0
Nature of Relationship	Subsidiary of a joint venture
Country	Brazil
Currency	U.S. dollar
Transaction descriptions	Borrowing
Other transaction	$ 2,668	0	0
E2E SpA. one [Member]
Disclosure of transactions between related parties [line items]
Tax ID No.	76.879.577-0
Nature of Relationship	Joint venture
Country	Chile
Currency	U.S. dollar
Transaction descriptions	Borrowing
Other transaction	$ 537	$ 3,546	$ 1,125